Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative financial instruments
Schedule of fair value of Group's derivative financial (liabilities)/assets

Derivatives’	Financial Position	June 30,	December 31,
Fair values	Location	2026	2025
ASSETS
FXSs	Current asset portion	$570,371	1,470,326
FFAs	Current asset portion	$1,298,990	—
FXSs	Non-Current Asset Portion	—	$120,638
Total		$1,869,361	$1,590,964

Schedule of effect on the consolidated statements of profit or loss and other comprehensive income

	Six months ended,
	2026	2025
Unrealized (loss)/ gain, net on FXSs	$(1,020,593)	$2,674,607
Unrealized gain/ (loss), net on FFAs	1,298,990	(208,667)
Total unrealized gain, net on derivatives	$278,397	$2,465,940

	Six months ended,
	2026	2025
Realized gain, net on FXSs	$665,290	$333,840
Realized gain, net on FFAs	—	63,328
Total realized gain, net on derivatives	$665,290	$397,168